Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Cash and Cash Deposits:
Cash and cash equivalents	¥ 1,298,043	¥ 805,087
Time deposits	468,495	577,921
Deposits with stock exchanges and other segregated cash	384,480	269,744
Total cash and cash deposits	2,151,018	1,652,752
Loans and receivables:
Loans receivable (including \524,049 million and \261,354 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	1,303,655	1,575,494
Receivables from customers	52,097	63,792
Receivables from other than customers	1,506,426	992,847
Allowance for doubtful accounts	(3,205)	(2,258)
Total loans and receivables	2,858,973	2,629,875
Collateralized agreements:
Securities purchased under agreements to resell (including \997,788 million and \1,217,687 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	9,552,516	8,295,372
Securities borrowing transactions	6,376,335	5,819,885
Total collateralized agreements	15,928,851	14,115,257
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \7,707,813 million and \8,226,677 million as of March 31, 2013 and September 30, 2013, respectively; including \19,970 million and \9,152 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	18,332,966	17,037,191
Private equity investments (including \44,134 million and \43,913 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	84,169	87,158
Total trading assets and private equity investments	18,417,135	17,124,349
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \355,831 million as of March 31, 2013 and \373,140 million as of September 30, 2013)	421,042	428,241
Non-trading debt securities	1,003,495	920,611
Investments in equity securities	135,736	123,490
Investments in and advances to affiliated companies	360,348	345,705
Other (including \1,632 million and \1,549 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	591,815	602,159
Total other assets	2,512,436	2,420,206
Total assets	41,868,413	37,942,439
LIABILITIES AND EQUITY
Short-term borrowings (including \77,036 million and \56,394 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	800,966	738,445
Payables and deposits:
Payables to customers	579,148	476,705
Payables to other than customers	1,154,251	864,962
Deposits received at banks	1,106,042	1,072,134
Total payables and deposits	2,839,441	2,413,801
Collateralized financing:
Securities sold under agreements to repurchase (including \264,767 million and \810,255 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	14,074,602	12,444,317
Securities loaned	2,431,554	2,158,559
Other secured borrowings	818,239	806,507
Total collateralized financing	17,324,395	15,409,383
Trading liabilities	9,870,444	8,491,296
Other liabilities (including \2,360 million and \1,815 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	984,102	978,163
Long-term borrowings (including \1,664,536 million and \1,707,660 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	7,637,759	7,592,368
Total liabilities	39,457,107	35,623,456
Common stock
No par value share Authorized-6,000,000,000 shares as of March 31, 2013 and September 30, 2013 Issued-3,822,562,601 shares as of March 31, 2013 and September 30, 2013 Outstanding-3,710,960,252 shares as of March 31, 2013 and 3,706,484,271 shares as of September 30, 2013	594,493	594,493
Additional paid-in capital	682,048	691,264
Retained earnings	1,210,878	1,136,523
Accumulated other comprehensive income (loss)	(28,579)	(57,395)
Total NHI shareholders' equity before treasury stock	2,458,840	2,364,885
Common stock held in treasury, at cost-111,602,349 shares as of March 31, 2013 and 116,077,880 shares as of September 30, 2013	(79,651)	(70,514)
Total NHI shareholders' equity	2,379,189	2,294,371
Noncontrolling interests	32,117	24,612
Total equity	2,411,306	2,318,983
Total liabilities and equity	41,868,413	37,942,439
Variable interest entity, primary beneficiary [Member]
Cash and Cash Deposits:
Cash and cash equivalents	35,000	13,000
Total cash and cash deposits	35,000	13,000
Collateralized agreements:
Securities purchased under agreements to resell (including \997,788 million and \1,217,687 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	15,000	12,000
Trading assets and private equity investments:
Private equity investments (including \44,134 million and \43,913 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	1,000	1,000
Total trading assets and private equity investments	570,000	695,000
Other assets:
Other (including \1,632 million and \1,549 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	61,000	64,000
Total other assets	80,000	93,000
Total assets	685,000	801,000
Collateralized financing:
Securities sold under agreements to repurchase (including \264,767 million and \810,255 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	12,000	4,000
Trading liabilities	19,000	21,000
Other liabilities (including \2,360 million and \1,815 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	16,000	11,000
Long-term borrowings (including \1,664,536 million and \1,707,660 million measured at fair value by applying the fair value option as of March 31, 2013 and September 30, 2013, respectively)	381,000	458,000
Total liabilities	¥ 416,000	¥ 490,000